Securitization of Loans and Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Securitization of Loans and Variable Interest Entities [Abstract]
Securitization of Loans and Variable Interest Entities

10.	Securitization of Loans and Variable Interest Entities

Securitization of loans

For the years ended December 31, 2008, 2009 and 2010, the Company securitized loans with an aggregate principal balance of 142,181 million Won, 924,765 million Won and 764,070 million Won, respectively, and retained certain interests in those loans. In connection with these transactions, the Company received 116,644 million Won and 673,860 million Won and 668,245 million Won for the years ended December 31, 2008, 2009 and 2010, respectively, as consideration. The Company recognized 3,612 million Won, 28,311 million Won and 95,819 million Won of gains resulting from the sale of loans in securitizations for the years ended December 31, 2008, 2009 and 2010, respectively. The Company also received fee income of 365 million Won, 855 million Won and 2,397 million Won for providing asset management services for the years ended December 31, 2008, 2009 and 2010, respectively. With regards to the sale of loans in securitizations, the Company has no continuing involvement with the SPEs.

The key economic assumptions used in measuring the fair value of retained interests at the time of securitization during the years ended December 31, 2009 and 2010 were as follows:

	2009	2010

Collection ratio	60.91 - 65.45%	57.94 - 63.62%
Weighted average life	1.07 - 2.26 years	1.21 - 3.06 years
Weighted average discount rate	9.62 - 12.87%	10.37 - 13.4%

The Company holds retained interests in securitized financial assets through investments in bonds issued by securitization vehicles and common shares of such vehicles. The investments in bonds are classified as available-for-sale securities and the investments in common shares are accounted for using the equity method or recorded as available-for-sale securities. The Company determines the fair value of the retained interests using the present value of future cash flows taking into consideration the priority of payments. The aggregate amounts of bonds and equity investments that the Company holds as retained interests in the assets securitized are 141,403 million Won and 256,641 million Won, and 47,573 million Won and 100,048 million Won as of December 31, 2009 and 2010, respectively.

As of December 31, 2010, the key economic assumptions in subsequently measuring the fair value of aggregate retained interests in the assets securitized, which totaled 356,689 million Won, and the sensitivity of the current fair value of residual cash flows to 10% and 20% adverse changes in those assumptions are summarized as follows:

		Korean Won (in millions)
	Key assumptions	10%	20%

Adverse change in collection ratio	66.27 - 84.37%	(57,077)	(123,606)
Adverse change in weighted average life	0.54 - 1.25 years	(5,586)	(13,064)
Adverse change in weighted discount rate	7.39 - 11.71%	(9,693)	(18,731)

The amount of the net charge-offs recognized subsequent to securitization during the years ended December 31, 2008, 2009 and 2010 were 273,542 million Won, 67,296 million Won and 159,999 million Won, respectively. The entire principle balance of loans securitized and outstanding of 623,719 million Won and 1,205,658 million Won was considered to be delinquent as of December 31, 2009 and 2010, respectively.

The sensitivities depicted in the preceding table are hypothetical and should be used with caution. The likelihood of those percent variations selected for sensitivity testing is not necessarily indicative of expected market movements because the relationship of the change in the assumptions to the change in fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of a retained interest is calculated without changing any other assumptions. This might not be the case in actual market conditions since changes in one factor might result in changes to other factors. Further, the sensitivities depicted above do not consider any corrective actions that the Company might take to mitigate the impact of any adverse changes in one or more key assumptions.

Variable Interest Entities (“VIE”)

In the normal course of its business, the Company has involvement with various entities, which may be deemed to be VIEs, such as SPEs created for asset-backed securitizations of non-performing assets, guaranteed trust accounts, and investment equity funds (see Notes 37 and 39). VIEs are entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest.

The entity that has a controlling financial interest in a VIE is referred to as the primary beneficiary and consolidates the VIE. In accordance with the new consolidation guidance effective January 1, 2010, The Company consolidates VIEs in which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company takes into account all of its involvement with a VIE in identifying variable interests (explicit and implicit) that individually or in the aggregate could be significant enough to warrant its designation as the primary beneficiary and hence require it to consolidate the VIE or otherwise require it to make appropriate disclosures. As a result of this change, the Company consolidated certain VIEs that were unconsolidated prior to January 1, 2010. The net effect of the accounting change on January 1, 2010 was a decrease in total equity by 94,160 million Won, net of tax. Total assets and total liabilities increased by 1,256,815 million Won and 1,350,975 million Won, respectively, as of January 1, 2010.

In most cases, the Company analyzes the design of VIEs and assesses the nature of the risks based on variability generated from the Company’s involvement with its investment. In general, the assets of consolidated VIEs are restricted only to pay associated liabilities. In addition, the third-party investors in the obligations of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have recourse to the Company, except where the Company has provided a guarantee or liquidity facilities to the investors.

The new accounting guidance on consolidation of VIEs requires ongoing assessment whether the Company has a controlling financial interest in certain VIEs and is the primary beneficiary of the VIEs.

The Company generally classifies its involvement in VIEs as follows:

•	Asset-backed securitization of loans

The Company utilizes SPEs to securitize loans. The Company transfers loans to the SPEs which in turn issue asset backed securities collateralized by the transferred loans. In these securitizations, various classes of debt securities are issued to the Company and third parties, and the SPEs have mainly issued subordinated notes to the Company, an assets transferor. The subordinated notes are designed to absorb losses that potentially could be significant to the SPEs. These SPEs are deemed to be VIEs and are generally consolidated when the Company is the primary beneficiary because the Company has the power to direct the activities of the VIEs that most significantly impact the economic performance of the SPEs and holds subordinated notes which could result in potentially significant losses from the SPEs. The third party holders of asset-backed securities issued by consolidated VIEs have recourse only to the asset of the VIEs and do not have recourse to the Company. The Company does not consolidate the VIEs when the Company does not have either power to direct the activities of the VIE that most significantly impact the VIE’s economic performance or an obligation to absorb losses that could potentially be significant to the VIE.

•	Liquidity provided to VIEs

The Company provides liquidity facilities to VIEs which are structured by third parties. The Company’s liquidity commitments are collateralized by various classes of assets. The liquidity facilities are designed to provide credit support to the conduits at a level equivalent to investment grade determined in accordance with internal risk rating guidelines.

The Company does not consolidate VIEs if the third party has the power to direct the activities of the VIEs and the obligation to absorb the majority of expected losses due to credit enhancement commitments, such as financial guarantees by third parties. However, when there are no such credit enhancement commitments by third parties, the Company consolidates VIEs if it has the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb the expected losses that could potentially be significant to the VIEs.

•	Loans and Investments originated by VIEs

The Company has involvement with certain VIEs by investing in securities issued by the VIEs or providing financing to VIEs through loans. These VIEs raise funding through the issuance of various types of debt securities, including subordinated notes, to third party investors. The VIEs also raise funding through long-term and short-term borrowings from the Company. The Company consolidates these VIEs when the Company has both the power to direct the activities of the VIEs that most significantly impact the economic performance of the SPEs and an obligation to absorb a majority of the entity’s expected losses, or the right to receive a majority of the entity’s expected residual returns. The Company considers the rights and obligations conveyed by its variable interests, loans and investments in this case, and variable interests held by other parties to determine whether its variable interests will absorb a majority of a variable interest entity’s expected losses, receive a majority of the entity’s expected residual returns, or both. However, VIEs are not consolidated when the Company does not absorb the majority of the variability of the SPEs’ expected losses or residual returns, or both.

•	Investment trusts and funds

The Company has consolidated its guaranteed fixed rate money trusts because the Company was deemed to be the primary beneficiary. The Company would have both the power to direct the activities of the VIEs that most significantly impact the VIE’s economic performance and an obligation to absorb losses that could potentially be significant to the VIE by providing a guarantee of the principal and a fixed rate of return on the principal amount invested. Other trusts such as performance based trusts are deemed to be VIEs but are not consolidated because the Company does not have an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company also has involvement in various types of funds by investing directly and indirectly in funds sponsored by its subsidiaries, selected private equity, and venture capital groups. Those funds are deemed to be VIEs. To determine whether the Company should consolidate those funds, the Company evaluates which party has both the power to direct the activities of the VIEs and the obligation to absorb a majority of the expected losses. The VIEs are not consolidated when the Company does not have the power to the VIEs and an obligation or the right to absorb a majority of the expected future variability associated with the VIE’s expected losses or residual returns, or both.

The following table presents the carrying amounts and classification of assets and liabilities held by VIEs as of December 31, 2009, which have been consolidated by the Company.

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided	originated by	trusts and
	of loans	to VIEs	VIEs	funds	Total
	Korean Won (in millions)

Assets
Loans, net of allowance for loan losses	539,512	16,876	—	84,898	641,286
Investments	37,411	145,541	—	2,425,496	2,608,448
Other assets	149,334	3,405	184,831	958,434	1,296,004

Total	726,257	165,822	184,831	3,468,828	4,545,738

Liabilities
Secured borrowings	284,843	135,486	122	114,000	534,451
Other liabilities	157,841	510	129,483	2,022,008	2,309,842

Total	442,684	135,996	129,605	2,136,008	2,844,293

The following table presents the carrying amounts and classification of assets and liabilities held by VIEs as of December 31, 2010, which have been consolidated by the Company.

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided	originated by	trusts and
	of loans	to VIEs	VIEs	funds	Total
	Korean Won (in millions)

Assets
Loans, net of allowance for loan losses	283,517	457,524	—	58,125	799,166
Investments	—	966,902	—	2,880,131	3,847,033
Other assets	508	73,196	178,776	688,094	940,574

Total	284,025	1,497,622	178,776	3,626,350	5,586,773

Liabilities
Secured borrowings	117,378	1,420,832	130,853	107,200	1,776,263
Other liabilities	12,913	44,159	3,109	2,024,995	2,085,176

Total	130,291	1,464,991	133,962	2,132,195	3,861,439

In addition to the VIEs that are consolidated, the Company has significant variable interests in certain other VIEs that are not consolidated because the Company is not the primary beneficiary. The following disclosures regarding the Company’s significant continuing involvement with unconsolidated VIEs exclude entities where the Company’s only involvement is in the form of certain derivatives, such as interest rate swaps or cross currency swaps that have customary terms, administrative or trustee services and investments accounted for under the cost method. The total assets and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2009, are as follows:

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided to	originated by	trusts and
	of loans	VIEs	VIEs	funds	Total
	Korean Won (in millions)

Loans, net of allowance for loan losses	—	2,727	448,786	—	451,513
Investments	118,001	1,405,121	2,770,579	559,622	4,853,323

Total assets involvement	118,001	1,407,848	3,219,365	559,622	5,304,836

Other liabilities	—	50,882	—	—	50,882

Total liabilities involvement	—	50,882	—	—	50,882

Total assets of VIEs	441,304	6,051,207	9,095,857	1,762,878	17,351,246
Maximum exposure(1)	118,001	4,139,998	3,219,365	559,622	8,036,986

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents total assets and maximum exposure to loss associated with the Company’s variable interests as a result of the involvement in significant VIEs for which it is not a primary beneficiary as of December 31, 2010.

			Loans and
	Asset-backed	Liquidity	Investments	Investment
	securitization	provided to	originated by	trusts and
	of loans	VIEs	VIEs	funds	Total
	Korean Won (in millions)

Loans, net of allowance for loan losses	—	20,144	462,504	—	482,648
Investments	84,481	949,433	77,500	339,832	1,451,246

Total assets involvement	84,481	969,577	540,004	339,832	1,933,894

Other liabilities	—	49,452	4,102	—	53,554

Total liabilities involvement	—	49,452	4,102	—	53,554

Total assets of VIEs	398,747	3,993,147	1,197,957	1,258,430	6,848,281
Maximum exposure(1)	84,481	3,156,751	555,823	339,832	4,136,887

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.

The Company’s maximum exposure to loss is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Company’s balance sheet but also potential losses associated with off-balance sheet commitments, such as unfunded liquidity commitments and other contractual arrangements.